Annual Total Returns[BarChart] - Large Cap Defensive Style Fund - I	2013	2014	2015	2016	2017	2018	2019	2020
Total	30.28%	15.76%	6.53%	12.30%	22.15%	(0.25%)	28.64%	13.10%